Income Tax Reconciliation (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Corporate income tax at statutory rates	$ 133	$ (314)	$ (131)
Formula variation in mining taxation rate	0	(21)	(1)
Disallowable expenditure	83	292	47
Effect of income tax rates of other countries	46	38	118
Impact of change in estimated deferred taxation rate	(8)	(21)	4
Other	1	(7)	(15)
Total income and mining tax expense/(benefit)	$ 255	$ (33)	$ 22